Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments	$ 3,180	$ 9,417
Short-term Investments [Member]
Investments	35,693	6,172
Fair Value, Inputs, Level 1 [Member]
Investments	3,180	9,417
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Investments	35,693	6,172
Fair Value, Inputs, Level 2 [Member]
Investments
Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Investments
Fair Value, Inputs, Level 3 [Member]
Investments
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member]
Investments
Money Market Funds [Member]
Money market funds	169	165
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Money market funds
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	169	165
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Money market funds